Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories [abstract]
Crude oil	$ 2,014	$ 2,022
Petroleum products	315	443
Natural gas	642	229
Other	424	390
Inventories	3,395	3,084	$ 3,363
Inventory write-down	$ 77	$ 58